UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from June 1, 2021 to June 30, 2021
Commission File Number of issuing entity: 333-208514-08

Central Index Key Number of issuing entity: 0001766981
Ford Credit Auto Lease Trust 2019-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-208514
Central Index Key Number of depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
83-6676236
(I.R.S. Employer Identification No.)

c/o BNY Mellon Trust of Delaware 301 Bellevue Parkway, 3rd Floor Wilmington, Delaware (Address of principal executive offices)	19809 (zip code)
(302) 791-3610
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

Item 1A. Asset-Level Information

    The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on July 21, 2021 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1	Ford Credit Auto Lease Trust 2019-A Monthly Investor Report
Exhibit 99.2	Quarterly Supplemental Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102	Asset Data File (included in Exhibit 102 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on July 21, 2021, which is incorporated herein by reference)
Exhibit 103
Asset Related Document (included in Exhibit 103 to Form ABS-EE, as filed by the issuing entity with the U.S. Securities and Exchange Commission on July 21, 2021, which is incorporated herein by reference)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2019-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Ryan M. Hershberger
Assistant Treasurer
Date: July 22, 2021